Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Trade and Other Payables

	December 31,	December 31,
	2021	2020
Trade payables and accrued liabilities	$320,791	$315,570
Interest payable on long-term borrowings	7,280	7,266
Payable to related parties (Note 22)	54,153	65,552
Other	2,264	1,671
	$384,488	$390,059